TOTAL OPERATING COSTS - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Cost of inventory recognised as an expense	€ 5,021	€ 4,194	€ 2,920
Write-down of inventories (Note 7)	25	28	17
Employee costs	1,719	1,411	932
Distribution costs	595	514	232
Depreciation of property, plant and equipment, excluding restructuring	426	321	215
Amortisation of intangible assets (Note 5)	47	39	26
Out of period mark-to-market effects on undesignated derivatives	(6)	(35)	26
Merger related costs	4	126	40
Restructuring charges including accelerated depreciation	235	286	18
Gain on sale of distribution centre in Great Britain	€ 0	€ 0	€ (9)